Share Capital - Narrative (Details) R / shares in Units, R in Millions, $ in Millions					1 Months Ended			12 Months Ended
	Jun. 30, 2020 ZAR (R)	Jun. 24, 2020 ZAR (R) R / shares shares	Jun. 24, 2020 USD ($) shares	Feb. 20, 2019 R / shares shares	Jun. 30, 2020 ZAR (R) R / shares shares	Jul. 31, 2018 ZAR (R) R / shares shares	Jun. 30, 2018 shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 shares	Jan. 15, 2019 shares
Disclosure of classes of share capital [line items]
Ordinary share capital issued (as a percent)		11.10%	11.10%		11.10%
Shares issued and fully paid (in shares)		60,278,260	60,278,260		60,278,260		55,055,050
Shares issued price per share (in rand per share) | R / shares		R 57.50			R 57.50
Proceeds from issuing shares	R 3,466	R 3,466	$ 200		R 3,466	R 1,260
Share issue related cost | R		R 80			R 80
Ownership interest (as a percent)								12.38%
Shares issued relating to exercise of share options (in shares)								3,023,251	21,856,821
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)								1,200,000,000	1,200,000,000
Number of shares issued and fully paid (in shares)								603,142,706	539,841,195
Convertible preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)								4,400,000	4,400,000
Number of shares issued and fully paid (in shares)								4,400,000	4,400,000
ARM
Disclosure of classes of share capital [line items]
Shares issued and fully paid (in shares)						11,032,623
Shares issued price per share (in rand per share) | R / shares						R 19.12
Proceeds from issuing shares | R						R 211
Ownership interest (as a percent)						14.29%
Harmony ESOP Trust | Share trust controlled by entity | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)								6,335,629	6,592,900	6,700,000
Harmony Gold Community Trust | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Minimum annual preference dividend (in rand per share) | R / shares				R 2
Ordinary shares issued upon conversion of convertible preference shares (in shares)				1
Harmony Gold Community Trust | Share trust controlled by entity | Convertible preference shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)				4,400,000				4,400,000	4,400,000
closing share price [Member]
Disclosure of classes of share capital [line items]
placing price discount percentage		5.40%	5.40%		5.40%
30-day volume-weighted average price (VWAP) [Member]
Disclosure of classes of share capital [line items]
placing price discount percentage		3.50%	3.50%		3.50%
Anglo Gold Ashanti remaining South African operations [Member]
Disclosure of classes of share capital [line items]
Cash consideration payable | $								$ 200